Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the financial instruments carried at fair value as of June 30, 2016 and December 31, 2015, by caption on the Consolidated Statement of Financial Condition and by level in the valuation hierarchy.

	Level 1	Level 2	Level 3	Total Fair Value
June 30, 2016	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$640	$—	$640
Agency - Residential	—	473	—	473
Municipal obligations	—	32	—	32
Loans held-for-sale
Residential first mortgage loans	—	3,071	—	3,071
Loans held-for-investment
Residential first mortgage loans	—	6	—	6
Second mortgage loans	—	—	38	38
HELOC loans	—	—	44	44
Mortgage servicing rights	—	—	301	301
Derivative assets	3	92	83	178
Total assets at fair value	$3	$4,314	$466	$4,783
Derivative liabilities	$(3)	$(130)	$—	$(133)
Warrant liabilities	—	(9)	—	(9)
DOJ litigation settlement	—	—	(84)	(84)
Total liabilities at fair value	$(3)	$(139)	$(84)	$(226)
	Level 1	Level 2	Level 3	Total Fair Value
December 31, 2015	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$766	$—	$766
Agency - Residential	—	514	—	514
Municipal obligations	—	14	—	14
Loans held-for-sale
Residential first mortgage loans	—	2,541	—	2,541
Loans held-for-investment
Residential first mortgage loans	—	6	—	6
Second mortgage loans	—	—	42	42
HELOC loans	—	—	64	64
Mortgage servicing rights	—	—	296	296
Derivative assets	—	32	26	58
Total assets at fair value	$—	$3,873	$428	$4,301
Derivative liabilities	$(1)	$(17)	$—	$(18)
Warrant liabilities	—	(8)	—	(8)
DOJ litigation settlement	—	—	(84)	(84)
Total liabilities at fair value	$(1)	$(25)	$(84)	$(110)

The following tables present the financial instruments carried at fair value as of December 31, 2015 and 2014, by caption on the Consolidated Statements of Financial Condition and by the valuation hierarchy (as described above).

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value
	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$766	$—	$766
Agency - Residential	—	514	—	514
Municipal obligations	—	14	—	14
Loans held-for-sale
Residential first mortgage loans	—	2,541	—	2,541
Loans held-for-investment
Residential first mortgage loans	—	6	—	6
Second mortgage loans	—	—	42	42
HELOC loans	—	—	64	64
Mortgage servicing rights	—	—	296	296
Derivative assets
Rate lock commitments	—	—	26	26
Mortgage backed securities forwards	—	7	—	7
Interest rate swaps and swaptions	—	25	—	25
Total derivative assets	—	32	26	58
Total assets at fair value	$—	$3,873	$428	$4,301
Derivative liabilities
U.S. Treasury and euro dollar futures	$(1)	$—	$—	$(1)
Forward agency and loans sales	—	(6)	—	(6)
Interest rate swap on FHLB advances	—	(4)	—	(4)
Interest rate swaps	—	(7)	—	(7)
Total derivative liabilities	(1)	(17)	—	(18)
Warrant liabilities	—	(8)	—	(8)
DOJ litigation settlement	—	—	(84)	(84)
Total liabilities at fair value	$(1)	$(25)	$(84)	$(110)

December 31, 2014	Level 1	Level 2	Level 3	Total Fair Value
	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$540	$—	$540
Agency - Residential	—	1,130	—	1,130
Municipal obligations	—	—	2	2
Loans held-for-sale
Residential first mortgage loans	—	1,196	—	1,196
Loans held-for-investment
Residential first mortgage loans	—	26	—	26
Second mortgage loans	—	—	53	53
HELOC loans	—	—	132	132
Mortgage servicing rights	—	—	258	258
Derivative assets
U.S. Treasury and euro dollar futures	7	—	—	7
Rate lock commitments	—	—	31	31
Mortgage backed securities forwards	2	—	—	2
Interest rate swaps	—	6	—	6
Total derivative assets	9	6	31	46
Other investments	—	—	100	100
Total assets at fair value	$9	$2,898	$576	$3,483
Derivative liabilities
Forward agency and loan sales	$—	$(13)	$—	$(13)
U.S. Treasury and euro dollar futures	(1)	—	—	(1)
Interest rate swaps	—	(6)	—	(6)
Total derivative liabilities	(1)	(19)	—	(20)
Warrant liabilities	—	(6)	—	(6)
Long-term debt	—	—	(84)	(84)
DOJ litigation settlement	—	—	(82)	(82)
Total liabilities at fair value	$(1)	$(25)	$(166)	$(192)

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The tables below include a roll forward of the Consolidated Statements of Financial Condition amounts for the years ended December 31, 2015, 2014 and 2013 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy.

Year Ended December 31, 2015	Balance at Beginning of Year	Recorded in Earnings		Recorded in OCI	Purchases / Originations	Sales	Settlement	Transfers In (Out)	Balance at End of Year	Changes In Unrealized Held at End of Year
		Total Unrealized Gains/ (Losses)	Total Realized Gains/ (Losses)	Total Unrealized Gains/ (Losses)
	(Dollars in millions)
Assets
Investment securities available-for-sale
Municipal obligation	$2	$—	$—	$—	$—	$—	$(2)	$—	$—	$—
Loans held-for-investment
Second mortgage loans	53	2	1	—	—	—	(14)	—	42	2
HELOC loans	132	(4)	(1)	—	—	—	(63)	—	64	5
Mortgage servicing rights	258	(46)	—	—	260	(176)	—	—	296	3
Other investments	100	—	—	—	—	—	(100)	—	—	—
Totals	$545	$(48)	$—	$—	$260	$(176)	$(179)	$—	$402	$10
Liabilities
Long-term debt	$(84)	$—	$(3)	$—	$—	$52	$35	$—	$—	$—
DOJ litigation	(82)	(2)	—	—	—	—	—	—	(84)	(2)
Totals	$(166)	$(2)	$(3)	$—	$—	$52	$35	$—	$(84)	$(2)
Derivative financial instruments (net)
Rate lock commitments	$31	$60	$—	$—	$330	$(342)	$(53)	$—	$26	$32
Year Ended December 31, 2014
Assets
Investment securities available-for-sale
Municipal obligation	$—	$—	$—	$—	$—	$—	$(2)	$4	$2	$—
Loans held-for-investment
Second mortgage loans	65	2	2	—	—	—	(16)	—	53	2
HELOC loans	155	(3)	2	—	1	—	(23)	—	132	(26)
Mortgage servicing rights	285	(67)	—	—	271	(231)	—	—	258	(27)
Other investments	—	—	—	—	100	—	—	—	100	—
Totals	$505	$(68)	$4	$—	$372	$(231)	$(41)	$4	$545	$(51)
Liabilities
Long-term debt	$(106)	$—	$(7)	$—	$—	$—	$29	$—	$(84)	$—
Litigation settlement	(93)	11	—	—	—	—	—	—	(82)	11
Totals	$(199)	$11	$(7)	$—	$—	$—	$29	$—	$(166)	$11
Derivative financial instruments (net)
Rate lock commitments	$10	$154	$—	$—	$273	$(353)	$(53)	$—	$31	$34
Year Ended December 31, 2013
Assets
Investment securities available-for-sale
Mortgage securitization	$91	$—	$(9)	$1	$—	$(73)	$(10)	$—	$—	$—
Loans held-for-investment
Second mortgage loans	—	1	(6)	—	80	—	(10)	—	65	14
HELOC loans	—	(8)	11	—	171	—	(19)	—	155	15
Transferors' interest	7	—	46	—	—	(53)	—	—	—	—
Mortgage servicing rights	711	105	—	—	541	(973)	(99)	—	285	19
Totals	$809	$98	$42	$1	$792	$(1,099)	$(138)	$—	$505	$48
Liabilities
Long-term debt	$—	$—	$(6)	$—	$(120)	$—	$20	$—	$(106)	$—
Litigation settlement	(19)	(74)	—	—	—	—	—	—	(93)	(74)
Totals	$(19)	$(74)	$(6)	$—	$(120)	$—	$20	$—	$(199)	$(74)
Derivative financial instruments (net)
Rate lock commitments	$86	$—	$(150)	$—	$377	$(241)	$(62)	$—	$10	$(18)

Fair Value Inputs, Assets and Liabilities Measured on Recurring Basis, Quantitative Information
The following tables present the quantitative information about recurring Level 3 fair value financial instruments and the fair value measurements as of December 31, 2015 and 2014.

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
December 31, 2015	(Dollars in millions)
Assets
Second mortgage loans	$42	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	7.2% - 10.8% (9.0%) 13.5% - 20.2% (16.9%) 2.6% - 4.0% (3.3%)
HELOC loans	$64	Discounted cash flows	Discount rate	6.8% - 10.1% (8.4%)
Mortgage servicing rights	$296	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	6.6% - 9.9% (8.2%) 10.3% - 14.8% (12.6%) $57 - $86 ($72)
Liabilities
DOJ litigation settlement (2)	$(84)	Discounted cash flows	Discount rate	4.9% - 9.5% (7.2%)
Derivative financial instruments
Rate lock commitments	$26	Consensus pricing	Origination pull-through rate	67.6% - 101.5% (84.6%)

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
December 31, 2014	(Dollars in millions)
Assets
Second mortgage loans	$53	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	7.2% - 10.8% (9.0%) 11.3% - 17.0% (14.2%) 2.4% - 3.6% (3.0%)
HELOC loans	$132	Discounted cash flows	Yield Constant prepayment rate Constant default rate Discount loss severity	8.0% - 12.0% (10.0%) 7.2% - 10.8% (9.0%) 6.6% - 9.9% (8.3%) 60.2% - 90.2% (75.2%)
Mortgage servicing rights	$258	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	7.1% - 10.7% (8.9%) 12.2% - 17.1% (15.0%) $67 - $88 ($78)
Liabilities
Long-term debt (1)	$(84)	Discounted cash flows	Discount rate Constant prepayment rate Weighted average life	6.4% - 9.6% (8.0%) 16.0% - 24.0% (20.0%) 0.5 - 0.7 (0.6)
DOJ litigation settlement (2)	$(82)	Discounted cash flows	Discount rate	6.4% - 11.0% (8.7%)
Derivative financial instruments
Rate lock commitments	$31	Consensus pricing	Origination pull-through rate	66.2% - 99.3% (82.7%)

(1)	In December 2015, the Company executed a clean-up call of long-term debt accounted for under the fair value option associated with the HELOC securitization trust.

(2)	Refer to Note 1 and Note 23 o for a further discussion of the fair value of the DOJ litigation settlement

Fair Value Inputs, Assets, Quantitative Information
The significant unobservable inputs used in the fair value measurement of the MSRs are option adjusted spreads, prepayment rates, and cost to service. Significant increases (decreases) in all three assumptions in isolation would result in a significantly lower (higher) fair value measurement. Additionally, the key economic assumptions used in determining the fair value of MSRs capitalized during the three and six months ended June 30, 2016 and 2015 periods were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Weighted average life (in years)	7.0	8.4	7.0	7.9
Weighted average constant prepayment rate	13.3%	9.3%	13.5%	11.4%
Weighted average option adjusted spread	8.9%	8.7%	8.2%	8.6%

The key economic assumptions reflected in the overall fair value of the entire portfolio of MSRs were as follows:

	June 30, 2016	December 31, 2015
Weighted average life (in years)	5.9	7.3
Weighted average constant prepayment rate	16.4%	12.6%
Weighted average option adjusted spread	8.4%	8.2%

The significant unobservable inputs used in the fair value measurement of the MSRs are option adjusted spreads, prepayment rates, and cost to service. Significant increases (decreases) in all three assumptions in isolation would result in a significantly lower (higher) fair value measurement. Additionally, the key economic assumptions used in determining the fair value of MSRs capitalized during the years ended December 31, 2015, 2014 and 2013 were as follows.

	For the Years Ended December 31,
	2015	2014	2013
Weighted-average life (in years)	7.9	7.8	6.1
Weighted-average constant prepayment rate	11.3%	12.3%	13.8%
Weighted-average option adjusted spread	8.8%	9.4%	6.9%

The key economic assumptions reflected in the overall fair value of the MSRs were as follows.

	December 31,
	2015	2014	2013
Weighted-average life (in years)	7.3	6.6	7.3
Weighted-average constant prepayment rate	12.6%	15.0%	11.9%
Weighted-average option adjusted spread	8.2%	8.9%	7.7%

Fair Value Measurements, Nonrecurring
These assets are measured at the lower of cost or market and had a fair value below cost at the end of the period as summarized below:

	Total (1)	Level 2	Level 3
	(Dollars in millions)
June 30, 2016
Loans held-for-sale (2)	$16	$16	$—
Impaired loans held-for-investment (3)
Residential first mortgage loans	25	—	25
Commercial and industrial loans	1	—	1
Repossessed assets (4)	19	—	19
Totals	$61	$16	$45
December 31, 2015
Loans held-for-sale (2)	$8	$8	$—
Impaired loans held-for-investment (3)
Residential first mortgage loans	40	—	40
Commercial real estate loans	2	—	2
Repossessed assets (4)	17	—	17
Totals	$67	$8	$59

(1)	The fair values are obtained at various dates during the six months ended June 30, 2016 and the year ended December 31, 2015, respectively.

(2)
We recorded less than $1 million and $1 million in fair value losses on loans held-for-sale for which we did not elect the fair value option (included in interest income on the Consolidated Statements of Operations) during the three and six months ended June 30, 2016, respectively compared to less than $1 million and $1 million in fair value losses on loans held-for-sale during the three and six months ended June 30, 2015, respectively.

(3)
We recorded $9 million and $20 million in fair value losses on impaired loans (included in provision (benefit) for loan losses on Consolidated Statements of Operations) during the three and six months ended June 30, 2016, respectively, compared to $21 million and $56 million in fair value losses on impaired loans during the three and six months ended June 30, 2015, respectively.

(4)
We recorded $3 million and $2 million in losses related to write downs of repossessed assets based on the estimated fair value of the specific assets during the three and six months ended June 30, 2016, respectively and recognized net gain of zero and $1 million on sales of repossessed assets (both write downs and net gains/losses are included in assets resolution expense on the Consolidated Statements of Operations) during the three and six months ended June 30, 2016. We recorded zero and $1 million in losses related to write downs of repossessed assets based on the estimated fair value of the specific assets during the three and six months ended June 30, 2015, respectively, and recognized a net gains of $1 million and $1 million on sales of repossessed assets during the three and six months ended June 30, 2015, respectively.

The Company also has assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis. These assets are measured at the lower of cost or market and had a fair value below cost at the end of the period as summarized below.

	Total (1)	Level 2	Level 3
	(Dollars in millions)
December 31, 2015
Loans held-for-sale (2)	$8	$8	$—
Impaired loans held-for-investment (3)
Residential first mortgage loans	40	—	40
Commercial and industrial loans	2	—	2
Repossessed assets (4)	17	—	17
Totals	$67	$8	$59
December 31, 2014
Loans held-for-sale (2)	$27	$27	$—
Impaired loans held-for-investment (3)
Residential first mortgage loans	74	—	74
Repossessed assets (4)	19	—	19
Totals	$120	$27	$93

(1)	The fair values are obtained at various dates during the years ended December 31, 2015 and 2014, respectively.

(2)
The Company recorded $2 million, $4 million and $4 million in fair value losses on loans held-for-sale for which the Company did not elect the fair value option (included in interest income on the Consolidated Statements of Operations) during the years ended December 31, 2015, 2014 and 2013, respectively.

(3)
The Company recorded $84 million, $49 million and $155 million in fair value losses on impaired loans held-for-investment for which the Company did not elect the fair value option (included in provision for loan losses on the Consolidated Statements of Operations) during the years ended December 31, 2015, 2014 and 2013, respectively.

(4)
The Company recorded $2 million, $4 million and $10 million in losses related to write downs of repossessed assets based on the estimated fair value of the specific assets, and recognized net losses of $2 million, $5 million and $26 million on sales of repossessed assets (both write downs and net gains/losses are included in assets resolution expense on the Consolidated Statements of Operations) during the years ended December 31, 2015, 2014 and 2013, respectively.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques
The following tables present the quantitative information about nonrecurring level 3 fair value financial instruments and the fair value measurements as of June 30, 2016 and December 31, 2015:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
June 30, 2016	(Dollars in millions)
Impaired loans held-for-investment
Residential first mortgage loans	$25	Fair value of collateral	Loss severity discount	20% - 25% (21.7%)
Commercial and industrial loans	$1	Fair value of collateral	Loss severity discount	50% - 55% (53.6%)
Repossessed assets	$19	Fair value of collateral	Loss severity discount	18% - 99% (58.4%)

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
December 31, 2015	(Dollars in millions)
Impaired loans held-for-investment
Residential first mortgage loans	$40	Fair value of collateral	Loss severity discount	35% - 45% (35.2%)
Commercial real estate loans	$2	Fair value of collateral	Loss severity discount	45% - 55% (50.1%)
Repossessed assets	$17	Fair value of collateral	Loss severity discount	16% - 100% (48.7%)

The following tables present the quantitative information about nonrecurring Level 3 fair value financial instruments and the fair value measurements as of December 31, 2015.

	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
December 31, 2015	(Dollars in millions)
Impaired loans held-for-investment
Residential first mortgage loans	$40	Fair value of collateral	Loss severity discount	35% - 45% (35.2%)
Commercial and industrial loans	$2	Fair value of collateral	Loss severity discount	45% - 55% (50.1%)
Repossessed assets	$17	Fair value of collateral	Loss severity discount	16% - 100% (48.7%)

	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
December 31, 2014	(Dollars in millions)
Impaired loans held-for-investment
Residential first mortgage loans	$74	Fair value of collateral	Loss severity discount	35% - 47% (36.9%)
Repossessed assets	$19	Fair value of collateral	Loss severity discount	7% - 100% (45.4%)

Fair Value, by Balance Sheet Grouping
The following table presents the carrying amount and estimated fair value of financial instruments that are carried either at fair value, cost, or amortized cost:

	June 30, 2016
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$184	$184	$184	$—	$—
Investment securities available-for-sale	1,145	$1,145	—	1,145	—
Investment securities held-to-maturity	1,211	$1,237	—	1,237	—
Loans held-for-sale	3,091	3,094	—	3,094	—
Loans with government guarantees	435	422	—	422	—
Loans held-for-investment, net	5,672	5,640	—	6	5,634
Repossessed assets	19	19	—	—	19
Federal Home Loan Bank stock	172	172	—	172	—
Mortgage servicing rights	301	301	—	—	301
Bank owned life insurance	267	267	—	267	—
Other assets, foreclosure claims	178	178	—	178	—
Derivative financial instruments, assets	178	178	3	92	83
Liabilities
Retail deposits
Demand deposits and savings accounts	$(5,071)	$(4,863)	$—	$(4,863)	$—
Certificates of deposit	(1,023)	(1,038)	—	(1,038)	—
Government deposits	(974)	(962)	—	(962)	—
Company controlled deposits	(1,503)	(1,459)	—	(1,459)	—
Federal Home Loan Bank advances	(2,646)	(2,635)	—	(2,635)	—
Other long-term debt	(247)	(77)	—	(77)	—
Warrant liabilities	(9)	(9)	—	(9)	—
DOJ litigation settlement	(84)	(84)	—	—	(84)
Derivative financial instruments, liabilities	(133)	(133)	(3)	(130)	—

	December 31, 2015
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$208	$208	$208	$—	$—
Investment securities available-for-sale	1,294	1,294	—	1,294	—
Investment securities held-to-maturity	1,268	1,262	—	1,262	—
Loans held-for-sale	2,576	2,578	—	2,578	—
Loans with government guarantees	485	469	—	469	—
Loans held-for-investment, net	6,165	6,121	—	6	6,115
Repossessed assets	17	17	—	—	17
Federal Home Loan Bank stock	170	170	—	170	—
Mortgage servicing rights	296	296	—	—	296
Bank owned life insurance	178	178	—	178	—
Other assets, foreclosure claims	210	210	—	210	—
Derivative financial instruments, assets	58	58	—	32	26
Liabilities
Retail deposits
Demand deposits and savings accounts	$(5,008)	$(4,744)	$—	$(4,744)	$—
Certificates of deposit	(826)	(833)	—	(833)	—
Government deposits	(1,062)	(1,045)	—	(1,045)	—
Company controlled deposits	(1,039)	(947)	—	(947)	—
Federal Home Loan Bank advances	(3,541)	(3,543)	—	(3,543)	—
Long-term debt	(247)	(89)	—	(89)	—
Warrant liabilities	(8)	(8)	—	(8)	—
DOJ litigation settlement	(84)	(84)	—	—	(84)
Derivative financial instruments, liabilities	(18)	(18)	(1)	(17)	—

The following table presents the carrying amount and estimated fair value of financial instruments that are carried either at fair value, cost, or amortized cost.

	December 31, 2015
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$208	$208	$208	$—	$—
Investment securities available-for-sale	1,294	1,294	—	1,294	—
Investment securities held-to-maturity	1,268	1,262	—	1,262	—
Loans held-for-sale	2,576	2,578	—	2,578	—
Loans with government guarantees	485	469	—	469	—
Loans held-for-investment, net	6,165	6,121	—	6	6,115
Repossessed assets	17	17	—	—	17
Federal Home Loan Bank stock	170	170	—	170	—
Mortgage servicing rights	296	296	—	—	296
Bank owned life insurance	178	178	—	178	—
Other assets, foreclosure claims	210	210	—	210	—
Derivative financial instruments, assets	58	58	—	32	26
Liabilities
Retail deposits
Demand deposits and savings accounts	$(5,008)	$(4,744)	$—	$(4,744)	$—
Certificates of deposit	(826)	(833)	—	(833)	—
Government deposits	(1,062)	(1,045)	—	(1,045)	—
Company controlled deposits	(1,039)	(947)	—	(947)	—
Federal Home Loan Bank advances	(3,541)	(3,543)	—	(3,543)	—
Long-term debt	(247)	(89)	—	(89)	—
Warrant liabilities	(8)	(8)	—	(8)	—
DOJ litigation settlement	(84)	(84)	—	—	(84)
Derivative financial instruments, liabilities	(18)	(18)	(1)	(17)	—

	December 31, 2014
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$136	$136	$136	$—	$—
Investment securities available-for-sale	1,672	1,672	—	1,670	2
Loans held-for-sale	1,244	1,196	—	1,196	—
Loans with government guarantees	1,128	1,094	—	1,094	—
Loans held-for-investment, net	4,151	3,998	—	26	3,972
Repossessed assets	19	19	—	—	19
Federal Home Loan Bank stock	155	155	155	—	—
Mortgage servicing rights	258	258	—	—	258
Other investments	100	100	—	—	100
Derivative Financial Instruments
Interest rate swaps	6	6	—	6	—
U.S. Treasury futures	7	7	7	—	—
Rate lock commitments	31	31	—	—	31
Agency forwards	2	2	2	—	—
Liabilities
Retail deposits
Demand deposits and savings accounts	$(4,565)	$(4,291)	$—	$(4,291)	$—
Certificates of deposit	(813)	(816)	—	(816)	—
Government deposits	(918)	(884)	—	(884)	—
Company controlled deposits	(773)	(770)	—	(770)	—
Federal Home Loan Bank advances	(514)	(514)	(514)	—	—
Long-term debt	(331)	(172)	—	(88)	(84)
Warrant liabilities	(6)	(6)	—	(6)	—
DOJ litigation settlement	(82)	(82)	—	—	(82)
Derivative Financial Instruments
Interest rate swaps	(6)	(6)	—	(6)	—
U.S. Treasury futures	(1)	(1)	(1)	—	—
Forward agency and loan sales	(13)	(13)	—	(13)	—

Schedule of Changes in Fair Value Included in Earnings
The following table reflects the change in fair value included in earnings of financial instruments for which the fair value option has been elected:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Assets	(Dollars in millions)
Loans held-for-sale
Net gain on loan sales	$145	$37	$289	$142
Loans held-for-investment
Interest income on loans	$2	$4	$2	$7
Other noninterest income	—	(25)	—	(34)
Liabilities
Long-term debt
Other noninterest income	$—	$(14)	$—	$(25)
Litigation settlement
Other noninterest expense	$—	$3	$—	$2

The following table reflects the change in fair value included in earnings of financial instruments for which the value option has been elected.

	For the Years Ended December 31,
	2015	2014	2013
Assets	(Dollars in millions)
Loans held-for-sale
Net gain on loan sales	$321	$401	$201
Other noninterest income	—	(2)	—
Loans held-for-investment
Other noninterest income	40	44	29
Liabilities
Long-term debt
Other noninterest income	$29	$22	$5
Litigation settlement
Other noninterest expense	(2)	11	(74)

Fair Value, Option, Quantitative Disclosures
The following table reflects the difference between the aggregate fair value and aggregate remaining contractual principal balance outstanding as of June 30, 2016 and December 31, 2015 for assets and liabilities for which the fair value option has been elected:

	June 30, 2016			December 31, 2015
	(Dollars in millions)
	Unpaid Principal Balance	Fair Value	Fair Value Over / (Under) Unpaid Principal Balance	Unpaid Principal Balance	Fair Value	Fair Value Over / (Under) Unpaid Principal Balance
Assets
Nonaccrual loans
Loans held-for-sale	$1	$1	$—	$1	$—	$(1)
Loans held-for-investment	22	10	(12)	21	10	(11)
Total nonaccrual loans	$23	$11	$(12)	$22	$10	$(12)
Other performing loans
Loans held-for-sale	$2,921	$3,070	$149	$2,451	$2,541	$90
Loans held-for-investment	90	78	(12)	112	101	(11)
Total other performing loans	$3,011	$3,148	$137	$2,563	$2,642	$79
Total loans
Loans held-for-sale	$2,922	$3,071	$149	$2,452	$2,541	$89
Loans held-for-investment	112	88	(24)	133	111	(22)
Total loans	$3,034	$3,159	$125	$2,585	$2,652	$67
Liabilities
Litigation settlement (1)	$(118)	$(84)	$34	$(118)	$(84)	$34

(1)	We are obligated to pay $118 million in installment payments upon meeting certain performance conditions.

The following table reflects the difference between the aggregate fair value and aggregate remaining contractual principal balance outstanding as of December 31, 2015, 2014 and 2013 for assets and liabilities for which the fair value option has been elected.

	December 31, 2015			December 31, 2014			December 31, 2013
	(Dollars in millions)
	Unpaid Principal Balance	Fair Value	Fair Value Over/(Under) UPB	Unpaid Principal Balance	Fair Value	Fair Value Over/(Under) UPB	Unpaid Principal Balance	Fair Value	Fair Value Over/(Under) UPB
Assets
Nonaccrual loans
Loans held-for-sale	$1	$—	$(1)	$—	$—	$—	$—	$—	$—
Loans held-for-investment	21	10	(11)	11	5	(6)	11	4	(7)
Total nonaccrual loans	$22	$10	$(12)	$11	$5	$(6)	$11	$4	$(7)
Other performing loans
Loans held-for-sale	$2,451	$2,541	$90	$1,144	$1,196	$52	$1,110	$1,141	$31
Loans held-for-investment	112	101	(11)	225	206	(19)	257	234	(23)
Total other performing loans	$2,563	$2,642	$79	$1,369	$1,402	$33	$1,367	$1,375	$8
Total loans
Loans held-for-sale	$2,452	$2,541	$89	$1,144	$1,196	$52	$1,110	$1,141	$31
Loans held-for-investment	133	111	(22)	236	211	(25)	268	238	(30)
Total loans	$2,585	$2,652	$67	$1,380	$1,407	$27	$1,378	$1,379	$1
Liabilities
Long-term debt	$—	$—	$—	$(88)	$(84)	$4	$(117)	$(106)	$11
Litigation settlement	(118)	(84)	34	(118)	(82)	36	(118)	(93)	25

(1)	The Company is obligated to pay $118 million in installment payments upon meeting certain performance conditions.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The tables below include a roll forward of the Consolidated Statement of Financial Condition amounts for the three and six months ended June 30, 2016 and 2015 (including the change in fair value) for financial instruments classified by us within level 3 of the valuation hierarchy:

		Recorded in Earnings		Recorded in OCI
Three Months Ended June 30, 2016	Balance at Beginning of Period	Total Unrealized Gains / (Losses)	Total Realized Gains / (Losses)	Total Unrealized Gains / (Losses)	Purchases / Originations	Sales	Settlements	Balance at End of Period
Assets	(Dollars in millions)
Loans held-for-investment
Second mortgage loans	$40	$—	$—	$—	$—	$—	$(2)	$38
HELOC loans	55	(3)	—	—	—	—	(8)	44
Mortgage servicing rights	281	(44)	—	—	64	—	—	301
Totals	$376	$(47)	$—	$—	$64	$—	$(10)	$383
Liabilities
DOJ litigation settlement	$(84)	$—	$—	$—	$—	$—	$—	$(84)
Derivative financial instruments (net)
Rate lock commitments	$61	$58	$—	$—	$106	$(126)	$(16)	$83

Three Months Ended June 30, 2015
Assets
Other investments	$100	$—	$—	$—	$—	$—	$—	$100
Investment securities available-for-sale
Loans held-for-investment
Second mortgage loans	50	2	—	—	—	—	(4)	48
HELOC loans	113	(2)	—	—	—	—	(18)	93
Mortgage servicing rights	279	10	—	—	77	(49)	—	317
Totals	$542	$10	$—	$—	$77	$(49)	$(22)	$558
Liabilities
Long-term debt	$(70)	$—	$(1)	$—	$—	$24	$11	$(36)
DOJ litigation settlement	(82)	(2)	—	—	—	—	—	(84)
Totals	$(152)	$(2)	$(1)	$—	$—	$24	$11	$(120)
Derivative financial instruments (net)
Rate lock commitments	$55	$(30)	$—	$—	$93	$(75)	$(13)	$30

		Recorded in Earnings		Recorded in OCI
Six Months Ended June 30, 2016	Balance at Beginning of Period	Total Unrealized Gains / (Losses)	Total Realized Gains / (Losses)	Total Unrealized Gains / (Losses)	Purchases / Originations	Sales	Settlements	Balance at End of Period
Assets	(Dollars in millions)
Loans held-for-investment
Second mortgage loans	$42	$1	$—	$—	$—	$—	$(5)	38
HELOC loans	64	(3)	—	—	—	—	(17)	44
Mortgage servicing rights	296	(92)	—	—	121	(24)	—	301
Totals	$402	$(94)	$—	$—	$121	$(24)	$(22)	$383
Liabilities
DOJ litigation	$(84)	$—	$—	$—	$—	$—	$—	(84)
Derivative financial instruments (net)
Rate lock commitments	$26	$120	$—	$—	$187	$(220)	$(30)	$83

Six Months Ended June 30, 2015
Assets
Other investments	$100	$—	$—	$—	$—	$—	$—	$100
Investment securities available-for-sale
Municipal obligation	2	—	—	—	—	—	(2)	—
Loans held-for-investment
Second mortgage loans	53	2	1	—	—	—	(8)	48
HELOC loans	132	(6)	—	—	—	—	(33)	93
Mortgage servicing rights	258	(16)	—	—	146	(71)	—	317
Totals	$545	$(20)	$1	$—	$146	$(71)	$(43)	$558
Liabilities
Long-term debt	$(84)	$—	$(3)	$—	$—	$24	$27	$(36)
DOJ litigation	(82)	(2)	—	—	—	—	—	(84)
Totals	$(166)	$(2)	$(3)	$—	$—	$24	$27	$(120)
Derivative financial instruments (net)
Rate lock commitments	$31	$7	$—	$—	$191	$(172)	$(27)	$30

Fair Value Inputs, Liabilities, Quantitative Information
The following tables present the quantitative information about recurring level 3 fair value financial instruments and the fair value measurements as of June 30, 2016 and December 31, 2015:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
June 30, 2016	(Dollars in millions)
Assets
Second mortgage loans	$38	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	7.2% - 10.8% (9.0%)10.9% - 16.4% (13.6%) 2.7% - 4.1% (3.4%)
HELOC loans	$44	Discounted cash flows	Discount rate	7.8% - 11.7% (9.7%)
Mortgage servicing rights	$301	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	6.7% - 10.1% (8.4%) 13.4% - 19.3% (16.4%) $57 - $85 ($71)
Liabilities
DOJ litigation settlement	$(84)	Discounted cash flows	Discount rate	5.6% - 8.3% (6.9%)
Derivative financial instruments
Rate lock commitments	$83	Consensus pricing	Origination pull-through rate	65.5% - 98.3% (81.9%)

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
December 31, 2015	(Dollars in millions)
Assets
Second mortgage loans	$42	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	7.2% - 10.8% (9.0%)13.5% - 20.2% (16.9%) 2.6% - 4.0% (3.3%)
HELOC loans	$64	Discounted cash flows	Discount rate	6.8% - 10.1% (8.4%)
Mortgage servicing rights	$296	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	6.6% - 9.9% (8.2%) 10.3% - 14.8% (12.6%) $57 - $86 ($72)
Liabilities
DOJ litigation settlement	$(84)	Discounted cash flows	Discount rate	4.9% - 9.5% (7.2%)
Derivative financial instruments
Rate lock commitments	$26	Consensus pricing	Origination pull-through rate	67.6% - 101.5% (84.6%)